DEBT - CSC Holdings Credit Facilities (Details)						1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 15, 2017 USD ($)	Oct. 11, 2016 USD ($)	Apr. 17, 2013 USD ($)	Apr. 13, 2013 USD ($)	Oct. 12, 2012 USD ($)	Oct. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jan. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 30, 2017	Dec. 09, 2016 USD ($)	Sep. 23, 2016 USD ($)	Jul. 21, 2016 USD ($)	Jun. 21, 2016 USD ($)	Oct. 31, 2015 USD ($)
Debt Instrument [Line Items]
Principal Amount										$ 5,429,338,000	$ 5,429,338,000			$ 3,490,256,000
Credit facility										5,376,902,000	$ 5,376,902,000			3,444,790,000
Line of credit facility, aggregate principal amount					$ 480,000,000
Document Period End Date											Sep. 30, 2017
Senior Notes
Debt Instrument [Line Items]
Principal Amount										$ 16,289,245,000	$ 16,289,245,000			$ 17,955,024,000
CSC Holdings Term Loan Facility
Debt Instrument [Line Items]
Line of credit facility, periodic payment amount													$ 25,000,000
8.625% Senior Notes Due September 2017 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate															8.625%
CSC Credit Facilities
Debt Instrument [Line Items]
Percentage of proceeds from asset sales required to pay down term loans											100.00%			100.00%
Percentage of excess cash flow required when minimum leverage ratio is not met											50.00%			50.00%
Percentage of excess cash flow required to pay down term loans when minimum leverage ratio is fulfilled											0.00%			0.00%
Minimum debt leverage ratio required for zero percent of excess cash flow obligation to prepay debt											4.5			4.5
Line of credit facility, covenant, leverage ratio										5.0	5.0			5.0
Line of credit facility, covenant, minimum undrawn letters of credit											$ 15,000,000			$ 15,000,000
10.125% Senior Notes Due 2023 | Senior Notes
Debt Instrument [Line Items]
Principal Amount														$ 1,800,000,000
Stated interest rate														10.125%
10.875% Senior Notes Due 2025 | Senior Notes
Debt Instrument [Line Items]
Principal Amount														$ 2,000,000,000
Stated interest rate														10.875%
6.625% Senior Notes Due 2025 | Senior Notes
Debt Instrument [Line Items]
Principal Amount														$ 1,000,000,000
Stated interest rate														6.625%
5.5% Notes due April 15, 2027 | Senior Notes
Debt Instrument [Line Items]
Principal Amount										$ 1,310,000,000	$ 1,310,000,000			$ 1,310,000,000			$ 1,310,000,000
Stated interest rate										5.50%	5.50%			5.50%			5.50%
Proceeds from credit facility debt									$ 1,310,000,000
Deferred financing costs																	$ 5,575,000
Revolving Credit Facility | CSC Holdings Revolving Credit Facility
Debt Instrument [Line Items]
Principal Amount										$ 1,175,000,000	$ 1,175,000,000			$ 175,256,000		$ 2,105,000,000
Credit facility										1,149,024,000	1,149,024,000			$ 145,013,000
Line of credit facility, aggregate principal amount																		$ 2,105,000,000	$ 2,300,000,000	$ 2,000,000,000
Line of credit facility, increase in borrowing capacity																2,300,000,000		$ 35,000,000	70,000,000
Proceeds from credit facility debt										500,000,000	$ 1,350,000,000
Line of credit facility periodic payment, percentage of principal											0.25%
Repayments of lines of credit											$ 350,256,000
Commitment fee on undrawn amounts														0.375%
Line of credit facility, periodic payment amount											7,500,000
Revolving Credit Facility | CSC Holdings revolving credit facility due November 30 , 2021
Debt Instrument [Line Items]
Line of credit facility, increase in borrowing capacity																2,280,000,000
Revolving Credit Facility | CSC Holdings revolving credit facility due October 9, 2020
Debt Instrument [Line Items]
Line of credit facility, increase in borrowing capacity																$ 20,000,000
Term Loan
Debt Instrument [Line Items]
Repayments of lines of credit			$ 2,030,699,000		480,000,000
Deferred financing costs		$ 7,249,000
Issue Discount		6,250,000
Term Loan | CSC Holdings Term Loan Facility
Debt Instrument [Line Items]
Principal Amount		2,500,000,000								2,992,500,000	2,992,500,000			$ 2,500,000,000					$ 3,000,000,000	$ 3,800,000,000
Credit facility										2,974,768,000	2,974,768,000			$ 2,486,874,000
Line of credit facility periodic payment, percentage of principal														0.25%
Repayments of lines of credit				$ 2,030,699,000	$ 480,000,000
Write-off the deferred financing costs and the unamortized discount		102,894,000
Deferred financing costs		7,249,000
Issue Discount		$ 6,250,000
Line of credit facility, periodic payment amount												$ 9,500,000
Term Loan | CSC Holdings Term Loan Facility | Senior Notes
Debt Instrument [Line Items]
Credit facility										$ 2,992,500,000	$ 2,992,500,000
Subsequent Event | 8.625% Senior Notes Due September 2017 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate	8.625%
Subsequent Event | Revolving Credit Facility | CSC Holdings Revolving Credit Facility
Debt Instrument [Line Items]
Proceeds from credit facility debt								$ 225,000,000
Repayments of lines of credit	$ 2,500,000,000					$ 50,000,000	$ 175,000,000